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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended  03/31/02
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Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Willis Investment Management Company
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Address:   501 Faulconer Drive, Suite 2B
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           Charlottesville, VA  22903
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Form 13F File Number:  28-06713
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James H. Willis
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Title:     President
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Phone:     (434) 977-3348
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Signature, Place, and Date of Signing:

    JAMES H. WILLIS                Charlottesville, VA           05/01/02
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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                      MARCH-02 FORM 13 F INFORMATION TABLE

     Column 1               Column 2       Column 3       Column 4       Column 5         Column 6         Column 7      Column 8
--------------------     --------------   ----------    ------------   ------------    ---------------    ----------    -----------
  Name of Security       Title of Class     Cusip       Value (000's)     Shares        Discretionary
Abbott Labs                   Common       002824100            742         14,100           14,100                      Sole
Albertson's                   Common       013104104            471         14,200           14,200                      Sole
American Intl. Group          Common       026874107          4,961         68,772           68,772                      Sole
Amgen                         Common       031162100            831         13,925           13,925                      Sole
Anadarko Petroleum            Common       032511107          1,995         35,344           35,344                      Sole
Anheuser Busch                Common       035229103          1,482         28,384           28,384                      Sole
Automatic Data Proc           Common       053105103          8,062        138,351          138,351                      Sole
BP PLC                        Common       055622104            335          6,316            6,316                      Sole
Bank America                  Common       060505104            534          9,256            9,256                      Sole
Biogen                        Common       090597105            288          5,875            5,875                      Sole
Bristol-Myers Squibb          Common       110122108            436         10,762           10,762                      Sole
Chevron                       Common       16945Q106            604          6,688            6,688                      Sole
Cintas                        Common       172908105          3,503         70,265           70,265                      Sole
Cisco Systems                 Common       17275R102            341         20,148           20,148                      Sole
Clorox                        Common       189054109            366          8,400            8,400                      Sole
Coca-Cola                     Common       191216100          3,144         60,165           60,165                      Sole
Disney, Walt                  Common       254687106            806         34,925           34,925                      Sole
Dover                         Common       260003108          4,212         96,744           96,744                      Sole
Dow Chemical                  Common       260543103            294          9,000            9,000                      Sole
EMC                           Common       268648102            256         21,500           21,500                      Sole
Exxon Mobil                   Common       30231G102            623         14,224           14,224                      Sole
Fiserv                        Common       337738108          1,923         41,812           41,812                      Sole
Gannett                       Common       364730101          1,614         21,213           21,213                      Sole
General Electric              Common       269604103          3,559         95,024           95,024                      Sole
Genuine Parts                 Common       372460105            207          5,625            5,625                      Sole


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                           FORM 13 F INFORMATION TABLE

     Column 1               Column 2      Column 3       Column 4       Column 5         Column 6          Column 7      Column 8
--------------------     --------------  ----------    ------------   ------------    ---------------     ----------    -----------
  Name of Security       Title of Class    Cusip       Value (000's)     Shares        Discretionary
Gillette                      Common       375766102            309          9,100            9,100                      Sole
Grainger, WW                  Common       384802104            303          5,384            5,384                      Sole
Halliburton                   Common       406216101            222         13,000           13,000                      Sole
Hewlett-Packard               Common       428236103            845         47,115           47,115                      Sole
Illinois Tool Works           Common       452308109          1,970         27,225           27,225                      Sole
Intel                         Common       458140100          2,292         75,380           75,380                      Sole
Johnson & Johnson             Common       478160104          6,552        100,884          100,884                      Sole
Marriott International        Com-Cl A     571903202          1,133         26,200           26,200                      Sole
Merck                         Common       589331107          3,563         61,884           61,884                      Sole
Microsoft                     Common       594918104          1,086         18,013           18,013                      Sole
Minnesota Mining & Mfg        Common       604059105            265          2,300            2,300                      Sole
Noble Affiliates              Common       654894104          1,217         31,155           31,155                      Sole
PNC Bank                      Common       693475105            492          8,000            8,000                      Sole
Pepsico                       Common       713448108            891         17,300           17,300                      Sole
Procter & Gamble              Common       742718109         11,984        133,028          133,028                      Sole
Schlumberger                  Common       806857108          1,373         23,350           23,350                      Sole
Sysco                         Common       871829107          6,536        219,182          219,182                      Sole
Union Pacific                 Common       907818108            260          4,180            4,180                      Sole
United Parcel Service         Common       911312106          1,385         22,775           22,775                      Sole
Wal-Mart Stores               Common       931142103            276          4,500            4,500                      Sole
Walgreen                      Common       931422109          1,585         40,450           40,450                      Sole
Wrigley, Wm. Jr               Common       982526105          2,349         44,060           44,060                      Sole